SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                                  [ ]

Post-Effective Amendment No.               29     (File No. 33-25824)        [X]
                                        ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.             31    (File No. 811-5696)                          [X]
                      ---------

IDS GLOBAL SERIES, INC.
IDS Tower 10
Minneapolis, Minnesota  55440-0010

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810
Minneapolis, MN  55440-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It  is proposed that this filing will become effective (check appropriate box)
[ ] immediately  upon filing  pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing  pursuant to paragraph  (a)(1)
[X] on a later date as specified on a future filing pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

IDS Emerging Markets Fund, IDS Global Bond Fund, IDS Global Growth Fund and IDS Innovations Fund, series of the Registrant, have adopted a master/feeder operating structure. This Post-Effective Amendment includes a signature page for World Trust, the master fund.

[FRONT COVER]


                             IDS Global Growth Fund


                         PROSPECTUS DATED DEC. 30, 1998


Please note that this Fund:
o        is not a bank deposit
o        is not federally insured
o        is not endorsed by any bank or government agency
o        is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission doesn't guarantee that the information in this prospectus is accurate or complete, nor has it judged this Fund for investment merit. It is a criminal offense to state otherwise.

Table of Contents

WE INVITE YOU TO TAKE A CLOSER LOOK AT:

THE FUND
Goal
Investment Strategy
Risks
Past Performance
Fees and Expenses
Management

BUYING AND SELLING SHARES
Valuing Fund Shares
Investment Options
Purchasing Shares
Sales Charges
Exchanging/Selling Shares

DISTRIBUTIONS AND TAXES

PERSONALIZED SHAREHOLDER INFORMATION

QUICK TELEPHONE REFERENCE

MASTER/FEEDER STRUCTURE

ABOUT THE COMPANY
Business Structure
American Express Financial Corporation
Year 2000

THE FUND

Goal
The goal of IDS Global Growth Fund (the Fund) is long-term capital growth.

Investment Strategy
The Fund's assets are invested primarily in stocks of companies around the world that are positioned to meet market needs in a changing world economy.

Investments are made by:

o Considering risks and opportunities by country and by currency, then deciding the percent of the assets to invest in companies in various countries and to hold in the local currencies of the countries and

o Identifying companies with a large market value, then selecting the companies that have the fundamental strengths, based on their financial structure, market position and management know how, to grow over the longer-term

Investment analysts identify companies they determine offer the best opportunity for growth based on financial strength, demand for products or services, market interest, and management expertise. The selection of companies is the primary decision in building the investment portfolio. Under normal market conditions, at least 65% of the Fund's total assets are invested in common stocks and convertible securities of companies located in at least three different countries, including the U.S.

American Express Financial Corporation (AEFC) uses a variety of investments, described in the Fund's Statement of Additional Information (SAI), in managing the Fund's assets. In addition, during weak or declining markets, it may invest in cash or short-term debt securities which may reduce the Fund's long term growth. AEFC may make frequent securities trades for the Fund. This could increase fees, expenses and taxes.

Risks
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principle risks associated with an investment in the Fund include:

         Market Risk
         Foreign/Emerging Markets Risk
         Growth investing style Risk
         Sector/concentration Risk
         Liquidity Risk
         Leverage Risk

Market Risk. The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Foreign/Emerging   Markets   Risk.   The   following   are  all   components  of
foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight, (including lack of accounting, auditing and financial reporting standards) the possibility of government-imposed restrictions, even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in local currency or holds the currency, changes in the exchange rate add or subtract from the asset value of the Fund.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Growth investing style risk. Growth stocks are purchased based on the expectation that the companies will have strong growth in earnings. The price paid for such stock often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly. Growth stocks in general, may lose market interest and a large number of stocks may decline as a group.

Sector/concentration risk. Investments that are concentrated in a particular issuer, geographic region or industry will be more susceptible to changes in price.

Liquidity risk. Securities may be difficult or impossible to sell at the time and at the price that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Leverage risk. Leveraging (buying investments with borrowed money) magnifies risk. Some investments require little or no initial payment and base their price on a security, a currency or an index. A small change in the value of the underlying security, currency or index may cause a sizable gain or loss in the price of the instrument.

Past Performance

The bar chart and table shown below indicate the risks and variability of investing in the Fund by showing:

o Changes in the performance of Class A Shares of the Fund from year to year since the Fund's inception date and

o How the Fund's average annual total returns compare to those of two broad based securities market indexes

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

Performance
-------------------------------------------------------------------------------------------------------------------
-
-
-
-
-
-
-------------------------------------------------------------------------------------------------------------------
1990*         1991         1992         1993         1994         1995          1996         1997
-------------------------------------------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ending __, 19__) and the lowest return for a calendar quarter was ___% (quarter ending __, 19__).

The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown.

The Fund's year to date return as of Sept. 30, 1998 was _____%.

*Inception date May 29, 1990 (partial year)

Average Annual Total Returns

Average Annual Total Returns (for the calendar year periods ending Dec. 31, 1997)

                           Past 1 year        Since inception         Past 5 years      Since inception (A)
                                                   (B&Y)

IDS Global Growth:

  Class A                                            -                                           a

  Class B                                            b                                           -

  Class Y                                            b                                           -

MSCI All Country                                     c                                           d
  World Free Index

Lipper International                                 c                                           d
  Fund Index

a Inception date was 5/29/90
b Inception date was 3/20/95
c Measurement period started 4/1/95
d Measurement period started 6/1/90

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees. Past performance for Class Y for the periods prior to Mar. 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

For purposes of calculation, information about the Fund assumes:

o         A sales charge of 5% for Class A shares
o Redemption at the end of the period and deduction of the applicable contingent deferred sales charge for Class B shares
o         No sales charge for Class Y shares
o Conversion of Class B shares into Class A shares in the ninth calendar year of ownership and
o No adjustments for taxes an investor may have paid on the reinvested income and capital gains

Morgan Stanley Capital International All Country World Free Index (MSCI All Country World Free Index) is an unmanaged index compiled from a composite of securities markets of 47 countries, including Canada, the United States and 26 emerging market countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper International Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some may have somewhat different investment policies or objectives.

Fees and Expenses

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

                                                    Class A              Class B              Class Y
Maximum sales charge
(load) imposed on purchasesa
(as percentage
of offering price)                                    5%                  none                 none
 ............................................. .................... .................... ....................
Maximum deferred sales
charge (load) imposed on
sales (as percentage
of offering price at time of purchase)               none                  5%                  none
 ............................................. .................... .................... ....................

Annual Fund  operating  expensesb  (expenses that are deducted from Fund assets)
(as percentage of average daily net assets):

                                                    Class A              Class B              Class Y
Management fees                                        %                    %                    %
--------------------------------------------- -------------------- -------------------- --------------------
--------------------------------------------- -------------------- -------------------- --------------------
Distribution (12b-1) fees                              %                    %                    %
--------------------------------------------- -------------------- -------------------- --------------------
--------------------------------------------- -------------------- -------------------- --------------------
Other expensesc                                        %                    %                    %
--------------------------------------------- -------------------- -------------------- --------------------
--------------------------------------------- -------------------- -------------------- --------------------
Total                                                  %                    %                    %
--------------------------------------------- -------------------- -------------------- --------------------

a This charge may be reduced depending on your total investments in IDS funds. See "Sales Charges."
b Both in this table and the following example fund operating expenses include expenses charged by both the Fund and its Master Portfolio as described under "Management".
c Other expenses include an administrative services fee, a shareholder services fee, a transfer agency fee and other non-advisory expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. Next assume you sell your shares at the end of the years shown, your costs would be:

                  1 year            3 years          5 years           10 years
Class Ae          $                 $                $                 $
Class B           $                 $                $                 $      g
Class Bf          $                 $                $                 $      g
Class Y           $                 $                $                 $

e  Includes 5% sales charge.
f  Assume you did not sell Class B shares at the end of the period.
g Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

Management
The Fund's assets are invested in World Growth Portfolio, (the Portfolio), which is managed by AEFC and its London based subsidiary, American Express Asset Management International Inc. John O'Brien, vice president and portfolio manager, joined the company in 1988. He became portfolio manager of World Growth Portfolio and IDS Life Series Fund, International Equity Portfolio in September 1997. He is also a member of the portfolio management team for Total Return Portfolio.

BUYING AND SELLING SHARES

Valuing Fund Shares

The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

The Portfolio's investments are valued based on market value, or where market quotations are not readily available, based on methods selected in good faith by the board. Because the Portfolio invests in securities that are primarily listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the Fund's NAV may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

Investment Options

1. Class A shares are sold to the public with a sales charge at the time of purchase.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Following is a summary:

Class A              Maximum sales charge of 5%                  No annual distribution fee


                     Service fee of 0.175% of average daily      Initial sales charge waived or reduced
                     net assets                                  for certain purchases.


                                                                 Lower annual expenses than Class B shares

Class B              No initial sales charge                     Shares convert to Class A in ninth year
                                                                 of ownership

                     CDSC on shares sold in the first six
                     years. Maximum of 5% in first year,         CDSC waived in certain circumstances
                     reduced to 0% after year six

                                                                 Higher annual expenses than Class A shares
                     Annual distribution fee of 0.75% of
                     average daily net assets*


                     Service fee of 0.175% of average daily
                     net assets

Class Y              No initial sales charge                     Available only to certain qualifying
                                                                 institutional investors

                     No annual distribution fee


                     Service fee of 0.10% of average daily net assets

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale of Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, long-term shareholders of Class B shares may end up paying more than the 6.25% sales charge permitted by the National Association of Securities Dealers.

Should you purchase Class A or Class B shares?

If your investments in IDS funds total $250,000 or more, Class A may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you are investing less than $250,000, consider how long you plan to hold your shares. Class B shares have an additional annual distribution fee of 0.75% and a CDSC for six years. To help you in determining what is best for you, please consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Purchasing Shares

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest. If you do not have a financial advisor, call 800-437-4332 for an advisor near you.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

          A $50 penalty for each failure to supply your correct TIN

          A civil penalty of $500 if you make a false statement that results in no backup withholding and

          Criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report required interest or dividends on your tax return.


How to determine the correct TIN

For this type of account:                              Use the Social Security or Employer Identification
                                                       number of:
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------

Individual or joint account                            The individual or one of the individuals listed on
                                                       the joint account
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------

Custodian account of a minor                           The minor
(Uniform Gifts/Transfers to Minors Act)
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------

A living trust                                         The grantor-trustee
                                                       (The person who puts the money into the trust)
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------

An irrevocable trust,                                  The legal entity
pension trust or estate                                (not the personal representative or trustee, unless
                                                       no legal entity is designated in the account title)
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------

Sole proprietorship                                    The owner
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------

Partnership                                            The partnership
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------

Corporate                                              The corporation
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------

Association, club or                                   The organization
tax-exempt organization
------------------------------------------------------ -----------------------------------------------------

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Three ways to invest

(1) By mail:

Send your check and application (or your name and account number if you have an established mutual fund account) to:

American Express Financial Advisors Inc.
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts
Initial investment:                 $2,000
Additional investments:               $100
Account balances:                     $300
Qualified accounts:                   none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

(2) By scheduled investment plan:

Contact your financial advisor to set up one of the following scheduled plans:
o        Automatic payroll deduction
o        Bank authorization
o        Direct deposit of Social Security check or
o        Other plan approved by the Fund

Minimum amounts
Initial investment:        $100
Additional investments:    $50/mo. for qualified accounts;
                           $100/mo. for non-qualified accounts
Account balances:          none (on active plans of monthly payments)

If your account falls below $2,000, you must make payments at least monthly.

(3) By wire or electronic funds transfer (EFT):

If you have an established account, you may wire money to:
Norwest Bank Minneapolis
Routing No. __________
Minneapolis, MN
Attn: Domestic Wire Dept.

Give these instructions:
Credit IDS Account #00-30-015 for personal account # (your account number) for (your name).

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

If you are in a wrap fee program sponsored by AEFA and your balance falls below the required program minimum or your program is terminated, your shares will be sold and the proceeds will be mailed to you.

Sales Charges

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment                        Sales charge as a percentage of:a
                                     Public offering              Net amount
                                         priceb                    invested
Up to $50,000                              5.0%                       5.26%
--------------------------------------------------------------------------------
Next $50,000                               4.5                        4.71
--------------------------------------------------------------------------------
Next $400,000                              3.8                        3.95
Next $500,000                              2.0                        2.04
$1,000,000 or more                         0.0                        0.00
--------------------------------------------------------------------------------

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply.

b         offering price includes the 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:

o        You now are investing in this Fund
o        You have previously invested in this Fund or
o You and your primary household group are investing or have invested in other funds in the IDS MUTUAL FUND GROUP that carry a sales charge.(The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.)

Other Class A sales charge policies:

o IDS Tax-Free Money Fund and Class A shares of IDS Cash Management Fund do not carry sales charges

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan and

o If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o Current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses and unmarried children under 21

o Current or retired American Express financial advisors, their spouses and unmarried children under 21

o Investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed

o Qualified employee benefit plans using a daily transfer recordkeeping system offering participants daily access to funds of the IDS MUTUAL FUND GROUP. Eligibility must be determined in advance by AEFA. For assistance, please, contact your financial advisor

     (Participants in certain qualified plans for which the initial sales charge is waived may be subject to a deferred sales charge of up to 4% on certain sales)

o Shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares

o Purchases made within 30 days after a sale of shares (up to the amount sold):

     - of a product distributed by AEFA in a qualified plan subject to a deferred sales charge or

     - in a qualified plan where American Express Trust Company has a recordkeeping, trustee, investment management or investment servicing relationship

     Send the Fund a written request along with your payment, indicating the date and the amount of the sale

o Purchases made with dividend or capital gain distributions from this Fund or from the same class of another fund in the IDS MUTUAL FUND GROUP that has a sales charge

o Purchases made through or under a wrap fee product sponsored by AEFA (total amount of all investments must be $50,000)

o    Purchases made within the University of Texas System ORP

o Purchases made within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company

o Purchases made within the University of Massachusetts After-Tax Savings Program or

o Purchases made with the proceeds from IDS Life Real Estate Variable Annuity surrenders

Class B -- contingent deferred sales charge (CDSC) alternative

A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is                         The CDSC
made during the:                  percentage rate is:
First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are selling causes the NAV of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

For example:
Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on redemptions of shares:

o        In the event of the shareholder's death
o        Held in trust for an employee benefit plan
o Held in IRAs or certain qualified plans for which American Express Trust Company acts as custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

          o         At least 59 1/2 years old AND

          o Taking a retirement distribution (if the redemption is part of a transfer to an IRA or qualified plan in a product distributed by AEFA, or a custodian-to-custodian transfer to a product not distributed by AEFA, the CDSC will not be waived) OR

          o Selling under an approved substantially equal periodic payment arrangement.

Exchanging/Selling Shares

Exchanges

You can exchange your shares of the Fund at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP. Exchanges into IDS Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by the Fund.

You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies include:

o         Exchanges must be made into the same class of shares of the new fund

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases

o         Once we receive your exchange request, you cannot cancel it

o Shares of the new fund may not be used on the same day for another exchange

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Sales

You can sell your shares at any time. American Express Shareholder Service will mail payment within seven days after receiving your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after it is accepted by the Fund minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 30 days of the date your redemption request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

Telephone sales requests are not allowed within 30 days of a telephoned-in address change.

The Fund reserves the right to redeem in kind.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

For more details and a description of other sales policies, please see the SAI.

Two ways to request an exchange or sale of shares

(1) By letter:

Include in your letter:

o    The name of the fund(s)
o    The class of shares to be exchanged or sold
o Your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership)
o    Your TIN
o    The dollar amount or number of shares you want to exchange or sell
o    Signature(s) of all registered account owners
o    For sales, indicate how you want your money delivered to you and
o    Any paper certificates of shares you hold

Regular mail:
American Express Shareholder Service
Attn: Sales
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Express Shareholder Service
Attn: Sales
733 Marquette Ave.
Minneapolis, MN 55402

(2) By telephone:
American Express Financial Advisors
Telephone Transaction Service
800-437-3133 or
612-671-3800

o The Fund and AECSC will honor any telephone exchange or sale request and will use reasonable procedures to confirm authenticity
o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts unless you request that these privileges NOT apply by writing American Express Shareholder Service. Each registered owner must sign the request
o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf
o    Phone privileges may be modified or discontinued at any time

Minimum amount
Sale: $100

Maximum amount
Sale: $50,000

Three ways to receive payment when you sell shares

(1) By regular or express mail:
o        Mailed to the address on record
o        Payable to names listed on the account

     NOTE: The express mail delivery charges you pay will vary depending on the courier you select.

(2) By wire or  electronic  funds  transfer  (EFT):

o    Minimum wire redemption: $1,000
o    Request that money be wired to your bank
o    Bank account must be in the same ownership as the IDS fund account

     NOTE: Pre-authorization required. For instructions, contact your financial advisor or American Express Shareholder Service.

(3) By scheduled payout plan:

o    Minimum payment: $50
o Contact your financial advisor or American Express Shareholder Service to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis
o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Dividends and capital gain distributions

The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Short-term capital gains are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. These long-term capital gains will be subject to differing tax rates depending on the holding period of the underlying investments.

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o        You request distributions in cash or
o You direct the Fund to invest your distributions in the same class of any publicly offered fund in the IDS MUTUAL FUND GROUP for which you have previously opened an account

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

Taxes

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared.

Income received by the Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You may be entitled to claim foreign tax credits or deductions subject to provisions and limitations of the Internal Revenue Code. If so, the Fund will notify you.

You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before a distribution you will pay taxes on money earned by the Fund before you were a shareholder. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

Sales and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). Long-term capital gains will be taxed at rates that vary depending upon the holding period. Long-term capital gains are divided into two holding periods: (1) shares held more than one year but not more than 18 months and (2) shares held more than 18 months.

For tax purposes, an exchange represents a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If your proceeds from a sale are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability. If you buy Class A shares of another fund in the IDS MUTUAL FUND GROUP and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.

Selling shares held in an IRA or qualified retirement account may subject you to certain federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of certain tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

PERSONALIZED SHAREHOLDER INFORMATION

To help you track and evaluate the performance of your investments, AECSC provides these individualized reports:

Quarterly statements
List your holdings and transactions during the previous three months, as well as individualized return information.

Yearly tax statements
Feature average-cost-basis reporting of capital gains or losses if you sell your shares, along with distribution information to simplify tax calculations.

Personalized mutual fund progress reports
Detail returns on your initial investment and cash-flow activity in your account. This report calculates a total return reflecting your individual history in owning Fund shares and is available from your financial advisor.

QUICK TELEPHONE REFERENCE

American Express Financial Advisors
Telephone Transaction Service
Sales and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:        800-437-3133
Mpls./St. Paul area:       671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries:  800-862-7919

TTY Service
For the hearing impaired:    800-846-4852

American Express Financial Advisors
Automated account information (TouchTone(R) phones only), including current Fund prices and performance, account values and recent account transactions:
800-862-7919

MASTER/FEEDER STRUCTURE
This Fund uses a master/feeder structure. This means that it is a feeder fund; a fund that invests all of its assets in the Portfolio, which is the master fund. Other feeder funds also invest in the Portfolio. The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to retain an investment advisor to manage the Fund's assets directly or to reinvest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:

                  --------------------------------------------

                        Investors buy shares in the Fund
                  --------------------------------------------
                                       |
                                       \/
                  --------------------------------------------

                          The Fund buys Portfolio units
                  --------------------------------------------
                                       |
                                       \/
                  --------------------------------------------

                    The Portfolio invests in securities, such
                               as stocks or bonds
                  --------------------------------------------

The Portfolio sells securities to other affiliated mutual funds and may sell securities to non-affiliated investment companies and institutional accounts (known as feeders). These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund. Information about other feeders may be obtained by calling American Express Financial Advisors at 1-800-AXP-SERV.


ABOUT THE COMPANY
Business Structure

                                                                ---------------------
                                                                    Shareholders
                                                                ---------------------

                                                                ---------------------
                                                                   Your American
                                                                 Express financial
                                                                 advisor and other
                                                                  servicing agents

                                                                 May receive a fee
                                                                  for their sales
                                                                efforts and ongoing
                                                                      service
                                                                ---------------------

----------------------          ---------------------           ---------------------          ----------------------
   Transfer Agent:                 Administrative                                                 Distributor and
  American Express                Services Agent:                                                   Shareholder
   Client Service                 American Express                                               Servicing Agent:
     Corporation                     Financial                                                   American Express
                                    Corporation                                                 Financial Advisors
      Maintains
shareholder accounts                  Provides           -          The Fund:          -            Markets and
    and records;                 administrative and                                             distributes shares;
receives a fee based            accounting services  The Fund                                   receives portion of
  on the number of                 for the Fund;     invests                                   sales charge or CDSC
accounts it services.              receives a fee    its                                         and distribution
                                  based on assets.   assets in                                 fee. Also provides a
                                                     a                                          variety of ongoing
                                                     portfolio                                 shareholder services.
                                                     that has
----------------------          ---------------------           ---------------------          ----------------------
                                                     contracts
                                ---------------------           ---------------------          ----------------------
                                Investment Manager:  with                                           Custodian:
                                  American Express   certain                                     American Express
                                     Financial       service                                       Trust Company
                                    Corporation      providers.
                                                                                               Provides safekeeping
                                                          -        The Portfolio        -       of assets; receives
                                    Manages the                                                  a fee that varies
                                    Portfolio's                                                 based on the number
                                  investments and                                               of securities held.
                                   receives a fee
                                  based on average
                                 daily net assets*.
                                ---------------------           ---------------------          ----------------------

* The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the fiscal year ended Oct. 31, 1998 was ____% of its average daily net assets. Under the Agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses.

American Express Financial Corporation

AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

In addition to managing assets of more than $__ billion for all funds in the IDS MUTUAL FUND GROUP, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on Oct. 31, 1998 were more than $___ billion.

AEFA serves individuals and businesses through its nationwide network of more than ___ offices and more than ____ advisors.

AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

Year 2000

The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. The companies or governments in which the Portfolio invests also may be adversely affected by Year 2000 issues.

[BACK COVER]

IDS Global Growth Fund
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN
EXPRESS
Financial
Advisors

This Fund, along with the other funds in the IDS MUTUAL FUND GROUP, is distributed by American Express Financial Advisors Inc. and can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's SAI, annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI and the Financial Highlights of the Fund's most recent annual report to shareholders are incorporated by reference in this prospectus. No other part of the Fund's annual report to shareholders is incorporated by reference in this prospectus. For a free copy of the SAI, annual or semi-annual report, contact American Express Shareholder Service.

American Express Shareholder Service
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919  TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (For information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.




















Investment Company Act file #811-5696

                             IDS GLOBAL SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                             IDS GLOBAL GROWTH FUND

                                  Dec. 30, 1998


The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report to shareholders for the fiscal year ended 1998 (Annual Report), are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for IDS Global Growth Fund, dated the same date as this SAI, also is incorporated herein by reference.


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the Annual Report that may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534 or by calling 800-862-7919.

                                                 TABLE OF CONTENTS

Mutual Fund Checklist.........................................p.

Fundamental Investment Policies...............................p.

Investment Strategies and Types of Investments................p.

Information Regarding Risks and Investment Strategies.........p.

Security Transactions.........................................p.

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation........................p.

Performance Information.......................................p.

Valuing Fund Shares...........................................p.

Investing in the Fund.........................................p.

Selling Shares................................................p.

Pay-out Plans.................................................p.

[Capital Loss Carryover.......................................p.]

Taxes.........................................................p.

Agreements....................................................p.

Organizational Information....................................p.

Board Members and Officers....................................p.

Compensation for Board Members................................p.

[Principal Holders of Securities..............................p.]

Independent Auditors..........................................p.

Appendix:  Description of Ratings.............................p.

--------------------------------------------------------------------------------
MUTUAL FUND CHECKLIST
--------------------------------------------------------------------------------

[OBJECT OMITTED]  Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

[OBJECT OMITTED]  Mutual funds ALWAYS carry investment  risks. Some types carry more risk than others.

[OBJECT OMITTED]  A  higher rate of return  typically  involves a higher risk  of  loss.

[OBJECT OMITTED]  Past  performance  is not a  reliable indicator of future performance.

[OBJECT OMITTED]  ALL mutual funds have costs that lower investment  returns.

[OBJECT OMITTED]  You can buy some mutual funds by contacting  them directly.
                  Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

[OBJECT OMITTED]  Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year, or more frequently, if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares in a portfolio to meet long-term goals.

Dollar-cost averaging:

---------------------------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
---------------------------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:   $5.00 ($25.00 divided by 5).
The average price you paid for each share:        $4.84 ($500 divided by 103.4).

Diversify

Diversify your portfolio. By investing in different asset classes - stocks, bonds, cash, etc. - and different economic environments - domestic, international, etc. - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks and rewards associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
-------------------------------------------------------------------------------

IDS Global Growth Fund (the Fund) pursues its goals by investing all of its assets in World Growth Portfolio (the Portfolio) of World Trust (the Trust), a separate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies, and restrictions as the Fund. References to "Fund" in this SAI, where applicable, refer to the Fund and Portfolio, collectively, to the Fund, singularly, or to the Portfolio, singularly.

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC, or to its own board members and officers.

o Purchase securities of an issuer if the board members and officers of the Fund and of AEFC hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund and AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

o    Lend portfolio securities in excess of 30% of its net assets.

o Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts, or future contracts (as discussed elsewhere in the prospectus and SAI) may be deemed to constitute issuing a senior security.

Except for the fundamental investment limitations listed above and the Fund's investment objective, the other investment policies described in the prospectus and this Statement of Additional Information are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows various investment strategies and investments that the Fund is allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus.
                                                         IDS Global  Growth Fund
--------------------------------------------------------------------------------
Investment strategies & types of investments:                     Allowable for
                                                                    the Fund?
   Agency and Government Securities                                    yes
   Borrowing                                                           yes
   Cash/Money Market Instruments                                       yes
   Commercial Paper                                                    yes
   Common Stock                                                        yes
   Convertible Securities                                              yes
   Corporate Bonds                                                     yes
   Debt Obligations                                                    yes
   Depositary Receipts                                                 yes
   Derivative Instruments                                              yes
   Foreign Currency Transactions                                       yes
   Foreign Securities                                                  yes
   High-Yield (High-Risk) Securities                                   yes
   Illiquid and Restricted Securities                                  yes
   Indexed Securities                                                  yes
   Inverse Floaters                                                    yes
   Investment Companies                                                yes
   Lending of Portfolio Securities                                     yes
   Loan Participations                                                 yes
   Mortgage- and Asset-Backed Securities                               yes
   Mortgage Dollar Rolls and Reverse Repurchase Agreements             yes
   Preferred Stock                                                     yes
   Repurchase Agreements                                               yes
   Sovereign Debt                                                      yes
   Structured Products                                                 yes
   Temporary Defensive Position                                        yes
   Variable- or Floating-Rate Securities                               yes
   Warrants                                                            yes
   When-Issued Securities                                              yes
   Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                yes
--------------------------------------------------------------------------------
The following are guidelines that may be changed at any time:

o The Fund will invest 65% of total assets in investments of common stocks and convertible securities of companies in at least 3 different countries including the United States.

o    The Fund may invest up to 20% of its net assets in bonds.

o The Fund will not invest more than 5% of its net assets in bonds below investment grade, including Brady bonds.

o The Fund will not use more than 5% of its net assets for good faith deposits on futures and premiums for options on futures that do no offset existing positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o    The Fund will not pledge or mortgage its assets beyond 10% of total assets.

o The Fund will not invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operation.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund  will not  invest  more  than 5% of its net  assets  in  warrants.

--------------------------------------------------------------------------------
INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

RISKS

The following is a summary of risk characteristics. Following this summary is a description of particular types of investments and investment strategies. A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Please remember that some of the investments that this Fund may make are considered speculative and involve a high degree of risk. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Correlation Risk

The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or a takeover or corporate restructuring.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight, (including lack of accounting, auditing, and financial reporting standards) the possibility of government-imposed restrictions, even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in local currency or holds the currency, changes in the exchange rate add or subtract from the asset value of the Fund.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, the investor's money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with, but not limited to, bond prices.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. The risk that a change in law might affect an investment adversely is known as legal/legislative risk.

Leverage Risk

Leveraging (buying investments with borrowed money) magnifies risk. Some investments require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time and at the price that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection methodology utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictable.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price.

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many of the strategies that the investment manager will employ and types of securities that the investment manager will purchase on behalf of the Fund.

Agency and Government Securities

U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not direct obligations of the U.S. government. These include securities supported by the right of the issuer to borrow from the Treasury, such as obligations of Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA) bonds.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and Government Securities are subject to the same concerns as other Debt Obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment  Risk,  Interest Rate Risk,  Management  Risk, and  Reinvestment
Risk.

Borrowing

The Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements). The Fund only may borrow for temporary or emergency purposes. Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Fund may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations (rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent) of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks (see also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities). These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

As a temporary investment, during periods of weak or declining market values for the securities in which the Fund invests, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to the kinds of short-term debt securities discussed in this paragraph. (See also Temporary Defensive Position.)

See the Appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. Such instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities).

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Issuer Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of a common stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, and Market Risk.

Convertible Securities

The Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1000; (3) they have a term maturity--which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other Debt Obligations. (See also Debt Obligations and High-Yield (High Risk) Securities.)

Corporate bonds may be both secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures."

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

The Fund may invest in many different types of debt obligations (i.e., bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call such securities during periods of falling interest rates and the Fund may have to replace such securities with lower yielding securities--which could result in a lower return for the Fund.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes--when prevailing interest rates decline, an obligation's price usually rises, and when prevailing interest rates rise, an obligation's price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

The values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High Risk) Securities).

Refer to the Appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt securities include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

The Fund may invest in foreign securities that are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. (see also Common Stock and Foreign Securities).

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

The Fund may use derivative instruments. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency, or index will cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are generally referred to as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

      Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

      Buying options. When an option is purchased, the Fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium, and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

One of the risks the Fund assumes when it buys an option is the loss of the premium. To be beneficial to the Fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

     Writing covered options. The Fund will write covered options when it feels it is appropriate and will follow these guidelines:

o Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the Fund's goal.

o All options written by the Fund will be covered. For covered call options if a decision is made to sell the security, or for put options if a decision is made to buy the security, the Fund will attempt to terminate the option contract through a closing purchase transaction.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains.

If a covered call option is exercised, the security is sold by the Fund. The premium received upon writing the option is added to the proceeds received from the sale of the security. The Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from writing outstanding options are included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. When the Fund writes such an option, the Custodian will segregate assets as appropriate to cover the option. These options may be more difficult to close. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the Fund expires or is exercised.

      Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by the Fund taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up within a segregated account at the Fund's custodian bank. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the Fund would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

      Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the Fund.

One of the risks that the Fund assumes when it buys an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts the Fund owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The Fund could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the Fund's obligation, however, might be more or less than the premium received when it originally wrote the option. Further, the Fund might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

      Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.

      Tax Treatment. As permitted under federal income tax laws, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code also may limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

      Other Risks of Derivatives.

The use of derivative instruments involves risks and special considerations.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

The Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses to the Fund.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions).

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Correlation Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, and since the Fund may hold cash and cash-equivalent investments in foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may suffer a substantial decline against another currency. It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy put and write covered call options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put options, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to sell currencies. It also may buy put options and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities).

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

The Fund may invest in foreign securities. Investors should recognize that investing in foreign securities involves special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets of the Fund are uninvested and no return is earned on them. The inability of the Fund to make intended security purchases due to such problems could cause the Fund to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., the Fund does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). Investments in foreign securities also may entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign investments include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities

The Fund may invest in non-investment grade debt securities. These bonds are sometimes referred to as "junk bonds." Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

Refer to the Appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

The Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted, from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high risk) securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Funds may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security, and the nature of marketplace trades.

The board of the Fund has delegated to AEFC the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. Such investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies includes: Management Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends. interest or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

The Fund also may invest in stripped mortgage-backed securities that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities:
Interest Only (IO) and Principal Only (PO) (see also Illiquid and Restricted Securities). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

The Fund may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. The Fund would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to under perform like-duration Treasury securities (see also Derivative Instruments).

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage backed securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls and Reverse Repurchase Agreements

The Fund may enter into mortgage dollar rolls, in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price.

The Fund also may engage in reverse repurchase agreements to facilitate portfolio liquidity. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls and reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. A specific risk of a repurchase agreement is that if the seller seeks the protection of bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities).

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis which led to defaults and the restructuring of certain indebtedness.

The sovereign debt in which the Fund may invest includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with  sovereign   debt   includes:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk and Management Risk.

Temporary Defensive Position

As a temporary investment, during periods of weak or declining market values for the securities in which the Fund invests, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to the kinds of short-term debt securities discussed in the paragraph entitled Cash/Money Market Instruments.

Variable- or Floating-Rate Securities

The Fund may invest in securities which offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable or floating rate securities include:
Credit Risk and Management Risk.

Warrants

The Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets.

The Fund will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

The Fund may invest in zero-coupon, step-coupon, and pay-in-kind securities. These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate.

To comply with tax laws, the Fund has to recognize a computed amount of interest income and pay dividends to shareholders even though no cash has been received. In some instances the Fund may have to sell securities to have sufficient cash to pay the dividends.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
--------------------------------------------------------------------------------

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other funds and trusts in the IDS MUTUAL FUND GROUP for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has assured the Fund that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

[The Portfolio paid total brokerage commissions of $________ for the fiscal year ended 1998, $8,099,200 for fiscal year ended 1997, and $9,806 for fiscal year ended 1996. Substantially all firms through whom transactions were executed provide research services.]

[In fiscal year 1998, transactions amounting to $____, on which $____ in commissions were imputed or paid, were specifically directed to firms in exchange for research services.]

[No transactions were directed to brokers because of research services they provided to the Portfolio except for affiliates as noted below.]

[As of the end of the most recent fiscal year, the Portfolio held no securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.]

[As of the end of the most recent fiscal year, the Portfolio held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                Value of Securities owned at
Name of Issuer                                       End of Fiscal Year



The portfolio turnover rate was ____% in the most recent fiscal year and ____% in the year before. [Higher turnover rates may result in higher brokerage expenses.] [The variation in turnover rates can be attributed to:]

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn AEFC will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

Information about brokerage commissions paid by the Portfolio for the last three fiscal years to brokers affiliated with AEFC is contained in the following table:

                                           As of the end of Fiscal Year,

                                                         1998                             1997            1996

                                   ------------------------------------------------  --------------  ---------------

                                                                    Percent of
                                                                    Aggregate
                                                                    Dollar Amount
                                                                    of
                                   Aggregate       Percent of       Transactions     Aggregate       Aggregate
                                   Dollar amount   Aggregate        Involving        Dollar Amount   Dollar Amount
Broker            Nature of        of              Brokerage        Payment of       of              of Commissions
                  Affiliation      Commissions     Commissions      Commissions      Commissions     Paid to Broker
                                   Paid to Broker                                    Paid to Broker
                                   $               %                %                $

(1)      Wholly-owned subsidiary of AEFC.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return quotations used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                               P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                        P

where:          P=  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service.

VALUING FUND SHARES
--------------------------------------------------------------------------------

The value of an individual share for each class is determined by using the net asset value (NAV) before shareholder transactions for the day. On the first business day following the end of the fiscal year, the computation looked like this:

                   Net assets                          Shares
                   before                              outstanding at                      Net asset value
                   shareholder                         the end of                          of one share
                   transactions                        previous day
                   ----------------- ----------------- ----------------- ----------------- -----------------
Class A            $                 divided by                          equals            $
Class B
Class Y

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the U.S. generally are valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SALES CHARGE

Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. For Class A, the public offering price for an investment of less than $50,000, made Nov. 2, 1998, was determined by dividing the NAV of one share, $____, by 0.95 (1.00-0.05 for a maximum 5% sales charge) for a public offering price of $____. The sales charge is paid to American Express Financial Advisors Inc. (AEFA) by the person buying the shares.

Class A - Calculation of the Sales Charge

Sales charges are determined as follows:
                                                Within      each
                                           increment,      sales
                                           charge      as      a
                                           percentage of:
                             ---------------------------------------------------
                                        Public                   Net
Amount of Investment                Offering Price         Amount Invested
--------------------                --------------         ---------------
First      $      50,000                 5.0%                  5.26%
Next              50,000                 4.5                   4.71
Next             400,000                 3.8                   3.95
Next             500,000                 2.0                   2.04
$1,000,000 or more                       0.0                   0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.
                                                 On           total
                                                 investment,  sales
                                                 charge     as    a
                                                 percentage of:
                                      ------------------------------------------
                                           Public                      Net
                                       Offering Price            Amount Invested
Amount of investment                                ranges from:
--------------------------------------
First      $      50,000                     5.00%                        5.26%
Next              50,000 to 100,000     5.00-4.50                    5.26-4.71
Next             100,000 to 500,000     4.50-3.80                    4.71-3.95
Next             500,000 to 999,999     3.80-2.00                    3.95-2.04
$1,000,000 or more                      0.00                         0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge


                                          Number of Participants

Total Plan Assets                        1-99          100 or more
-----------------                        ----          -----------
Less than $1 million                        4%               0%
$1 million or more                          0%               0%

Class A - Reducing the Sales Charge

Your total investments in the Fund determine your sales charges. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding IDS Cash Management Fund and IDS Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you will just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

      Qualified employee benefit plans* if the plan:

         - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has

                  - at least $10 million in plan assets or

                  - 500 or more participants; or

         - does not use daily transfer recordkeeping and has

                  - at least $3 million invested in funds of the IDS MUTUAL FUND
                    GROUP or

                  - 500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in funds of the IDS MUTUAL FUND GROUP.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit described above.

* Eligibility must be determined in advance by AEFA. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o    Between  two  American  Express  Trust  Company  custodial   accounts  with
     different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

SELLING SHARES
-------------------------------------------------------------------------------

You have a right to sell your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS
--------------------------------------------------------------------------------

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133 (National/Minnesota) or 612-671-3800 (Mpls./St. Paul). Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

[CAPITAL LOSS CARRYOVER
-------------------------------------------------------------------------------


For federal income tax purposes, the Fund had total capital loss carryovers of $___________ at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

                                            199__                      199__


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.]

TAXES
--------------------------------------------------------------------------------

If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example:

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5%, you pay $50.00 in sales load. With a net asset value of $9.50 per share, the value of your investment is $950.00. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a net asset value of $11.00 per share, up from the original net asset value of $9.50, and purchase into a second fund, at a net asset value of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $50.00 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having $100.00 gain ($1,100.00 - $1,000.00), you have a $150.00 gain ($1,100.00 - $950.00). You can include the $50.00 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, ____% of the Fund's net investment income dividends qualified for the corporate deduction.

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income of 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year; however, recent tax laws have divided long-term capital gains into two holding periods: (1) shares held more than one year but not more than 18 months and (2) shares held more than 18 months. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If the Fund incurs a loss, a portion of the dividends distributed to shareholders may be considered a return of capital.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

Under the Revenue Reconciliation Act of 1989, if a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of (1) the date such share became ex-dividend or (2) the date the Fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC is the investment manager for the Fund. AEFC is a wholly-owned subsidiary of American Express Company. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule.

Assets                      Annual rate at
(billions)                  each asset level
---------                   ----------------
First       $0.25                 0.800%
Next         0.25                 0.775
Next         0.25                 0.750
Next         0.25                 0.725
Next         1.0                  0.700
Over         2.0                  0.675

On Oct. 31, 1998, the daily rate applied to the Fund's net assets was equal to 0.___% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $________ for the fiscal year ended 1998, $8,978,698 for fiscal year 1997, and $6,884,604 for fiscal year 1996.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses paid by the Fund were $________ for the fiscal year ended 1998, $1,108,312 for fiscal year 1997, and $1,533,786 for fiscal year 1996.

ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                      Annual rate
(billions)                  each asset level
---------                   ----------------
First       $0.25                 0.060%
Next         0.25                 0.055
Next         0.25                 0.050
Next         0.25                 0.045
Next         1.0                  0.040
Over         2.0                  0.035

On Oct. 31, 1998, the daily rate applied to the Fund's net assets was equal to 0.___% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $________ for the fiscal year ended 1998, $605,640 for fiscal year 1997, and ________ for fiscal year 1996.

TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). AECSC is located at ___________________________. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions, and for performing shareholder account administration agent functions in connection with the issuance, exchange, and redemption, or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A and Class Y is $15 per year and for Class B is $16 per year. The fees paid to AECSC may be changed from time to time upon agreement of the parties without shareholder approval.

DISTRIBUTION AGREEMENT

AEFA is the Fund's principal underwriter (distributor). The Fund's shares are offered on a continuous basis.

Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to AEFA daily. These charges amounted to $________ for fiscal year 1998. After paying commissions to personal financial advisors, and other expenses, the amount retained was $________. The amounts were $3,122,730 and $215,192 for fiscal year 1997, and $4,775,013 and $63,372 for fiscal year 1996.

SHAREHOLDER SERVICE AGREEMENT

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of average daily net assets for Class A and Class B and 0.10% for Class Y.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class B shares, to help AEFA defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and AEFA entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares.

These costs do not include compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, AEFA is paid a fee up to actual expenses incurred at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's Class B shares or by AEFA. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For fiscal year 1998, under the agreement, the Fund paid fees of $________. Of this amount, $________ was on advertising and $________ was on printing and mailing of prospectuses.

CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian arrangement with Morgan Stanley Trust Company (Morgan Stanley), One Pierrepont Plaza, Eighth Floor, Brooklyn, NY 11201-2775. As part of this arrangement, securities purchased outside the U.S. are maintained in the custody of various foreign branches of Morgan Stanley or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION
--------------------------------------------------------------------------------

IDS Global Series, Inc., of which IDS Global Growth Fund is a part, is an open-end management investment company, as defined in the 1940 Act. It was incorporated on Oct. 28, 1988 in Minnesota. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268. The Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.

SHARES

IDS Global Series, Inc. currently is composed of five funds. The shares of each fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

SHAREHOLDER MEETINGS

The Fund does not hold annual shareholder meetings. However, board members may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove board members.

BOARD MEMBERS AND OFFICERS
--------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards).

H. Brewster Atwater, Jr.
Born in 1931
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior advisor to the chief executive officer of AEFC.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson'
Born in 1931
1201 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming. Former Assistant Republican
Leader,  U.S.  Senate.   Director,   PacifiCorp   (electric  power)  and  Biogen
(pharmaceuticals).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Retired chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers), and General Mills, Inc. (consumer foods).

+ Member of executive committee.
` Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is chairman of the board and Mr. Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director    and    senior    vice    president-investments    of   AEFC.    Vice
president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.

Matthew N. Karstetter
Born in 1961
IDS Tower 10
Minneapolis, MN

Vice president of Investment Accounting for AEFC since 1996. Prior to joining AEFC, he served as vice president of State Street Bank's mutual fund service operation from 1991 to 1996. Treasurer for the Fund.

COMPENSATION FOR BOARD MEMBERS
--------------------------------------------------------------------------------

Members of the Fund board who are not officers of the Fund or of AEFC receive an annual fee of $___, and the chair of the Contracts Committee receives an additional fee of $__. Board members receive a $__ per day attendance fee for board meetings. The attendance fee for meetings of the Contracts and Investment Review Committees is $__; for meetings of the Audit Committee and Personnel Committee $__ and for traveling from out-of-state $__. Expenses for attending meetings are reimbursed.

Members of the Portfolio board who are not officers of the Portfolio or of AEFC receive an annual fee of $___ and the chair of the Contracts Committee receives an additional $__. Board members receive a $__ per day attendance fee for board meetings. The attendance fee for meetings of the Contracts and Investment Review Committee is $__; for meetings of the Audit and Personnel Committee $__ and for traveling from out-of-state $__. Expenses for attending meeting are reimbursed.

During fiscal year 1998, the independent members of the Fund and Portfolio boards, for attending up to __ meetings, received the following compensation:

                                                Compensation Table

                                                                                            Total cash
                                                          Pension or                        compensation
                                                          Retirement                        from the IDS
                                                          benefits                          MUTUAL FUND
                       Aggregate        Aggregate         accrued as       Estimated        GROUP and
                       compensation     compensation      Fund or          annual benefit   Preferred
Board member           from the Fund    from the          Portfolio        upon retirement  Master Trust
                                        Portfolio         expenses                          Group
---------------------- ---------------- ----------------- ---------------- ---------------- ----------------


On the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

[PRINCIPAL HOLDERS OF SECURITIES
-------------------------------------------------------------------------------

As of ________________, 1998, ________ held ____ % of Fund shares.]

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The financial statements contained in the Annual Report were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                    APPENDIX

                             DESCRIPTION OF RATINGS


     Standard & Poor's Debt Ratings A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grade period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                   Fitch lnvestors Service, lnc. Bond Ratings

Fitch investment grade bond and preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds and preferred stock carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         AAA Bonds and preferred stock considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds and preferred stock considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong, although not quite as strong as bonds rated AAA.

         A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

         BBB Bonds and preferred stock considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred stock will fall below investment grade is higher than for securities with higher ratings.

Fitch speculative grade bond or preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (BB to C) represent Fitch's assessment of the likelihood of timely payment of principal and interest or dividends in accordance with the terms of obligation for issues not in default. For defaulted bonds or preferred stock, the rating (DDD to D) is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds or preferred stock that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

         BB Bonds or preferred stock are considered speculative. The obligor's ability to pay interest or dividends and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

         B        Bonds or preferred  stock are considered  highly  speculative.
                  While bonds in this class are currently meeting debt service requirements or paying dividends, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds or preferred stock have certain identifiable characteristics that if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds or preferred stock are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds are in imminent default in payment of interest or principal or suspension of preferred stock dividends is imminent.

         DDD,
         DD,
         and D Bonds are in default on interest and/or principal payments or preferred stock dividends are suspended. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery of these securities and D represents the lowest potential for recovery.


                   Duff & Phelps, Inc. Long-Term Debt Ratings

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors that may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security (e.g. first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints. From time to time, Duff & Phelps Credit Rating Co. places issuers or security classes on Rating Watch. The Rating Watch Status results from a need to notify investors and the issuer that there are conditions present leading us to reevaluate the current rating(s). A listing on Rating Watch, however, does not mean a rating change is inevitable. The Rating Watch Status can either be resolved quickly or over a longer period of time, depending on the reasons surrounding the placement on Rating Watch.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of BBB- and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities. Structured finance issues, including real estate, asset-backed and mortgage-backed financings, use this same rating scale with minor modification in the definitions. Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

Rating Scale                Definition
--------------------------- ------------------------------------------------------------------------------------------------

AAA                         Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free
                            U.S. Treasury debt.

--------------------------- ------------------------------------------------------------------------------------------------

AA+                         High credit quality.  Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.
AA
AA-

--------------------------- ------------------------------------------------------------------------------------------------

A+                          Protection factors are average but adequate. However, risk factors are more variable and greater
A                           in periods of economic stress.
A-

--------------------------- ------------------------------------------------------------------------------------------------

BBB+                        Below-average  protection  factors  but still  considered  sufficient  for prudent investment. Considerable variability in risk during economic cycles.
BBB
BBB-

--------------------------- ------------------------------------------------------------------------------------------------

BB+                         Below  investment  grade but  deemed  likely to meet  obligations  when due. Present or prospective
BB                          financial  protection  factors fluctuate  according to industry conditions or company fortunes.
BB-                         Overall quality may move up or down frequently within this category.

--------------------------- ------------------------------------------------------------------------------------------------

B+                          Below  investment  grade and possessing risk that obligations will not be met when due.  Financial
B                           protection  factors will  fluctuate  widely  according to economic cycles, industry conditions,  and/or
B-                          company  fortunes.  Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

--------------------------- ------------------------------------------------------------------------------------------------

CCC                         Well below investment grade securities. Considerable
                            uncertainty   exists   as  to  timely   payment   of
                            principal,   interest,   or   preferred   dividends.
                            Protection  factors  are  narrow  and  risk  can  be
                            substantial   with   unfavorable   economic/industry
                            conditions,   and  or   with   unfavorable   company
                            developments.

--------------------------- ------------------------------------------------------------------------------------------------

DD                          Defaulted debt obligations.  Issuer failed to meet scheduled principal and/or interest payments.

DP                          Preferred stock with dividend arrearages.

--------------------------- ------------------------------------------------------------------------------------------------

                           IBCA Long-Term Debt Ratings

AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risk substantially.

AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk, albeit not very significantly.

A        Obligations  for which there is a low  expectation of investment  risk.
         Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic, or financial conditions may lead to increased investment risk.

BBB Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

BB Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic, or financial conditions.

B Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic, or financial conditions.

CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic, or financial conditions.

CC Obligations that are highly speculative or which have a high risk of default.

C        Obligations that are currently in default.

Notes: "+" or "-" may be appended to a rating below AAA to denote relative status within major rating categories. Ratings of BB and below are assigned where it is considered that speculative characteristics are present.


                    Thomson Bank Watch Long-Term Debt Ratings

Investment Grade

AAA (LC-AAA)          Indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA (LC-AA)            Indicates a very strong ability to repay principal
                      and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A (LC-A)              Indicates  the  ability  to  repay  principal  and
                      interest  is  strong.   Issues   rated  A  could  be  more
                      vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB (LC-BBB)          The lowest investment-grade  category:  indicates
                      an  acceptable  capacity to repay  principal and interest.
                      BBB issues  are more  vulnerable  to adverse  developments
                      (both internal and external) than obligations with higher ratings.

Non-Investment Grade - may be speculative in the likelihood of timely repayment of principal and interest.

BB (LC-BB)            While not investment grade, the BB rating suggests
                      that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B (LC-B)              Issues rated B show higher  degree of  uncertainty
                      and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

CCC (LC-CCC)          Issues rated CCC clearly have a high  likelihood
                      of default, with little capacity to address further adverse changes in financial circumstances.

CC (LC-CC)            CC is applied to issues  that are  subordinate  to
                      other   obligations   rated  CCC  and  are  afforded  less
                      protection in the event of bankruptcy or reorganization.

D (LC-D)              Default.


                               SHORT-TERM RATINGS

                   Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                         Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.


                           Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.


                Fitch Investors Service. Inc. Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

           F-1+   Exceptionally  Strong  Credit  Quality.  Issues  assigned this
                  rating  are  regarded  as  having  the  strongest   degree  of
                  assurance for timely payment.

           F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F.

           F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

           F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

           F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

           D Default Issues assigned this rating are in actual or imminent payment default.

           LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


                   Duff & Phelps, Inc. Short-Term Debt Ratings

Duff & Phelps' short-term ratings are consistent with the rating criteria used by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, banker's acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper also is rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

From time to time, Duff & Phelps places issuers or security classes on Rating Watch. The Rating Watch status results from a need to notify investors and the issuer that there are conditions present leading us to re-evaluate the current rating(s). A listing on Rating Watch, however, does not mean a rating change is inevitable.

         Rating Scale:     Definition

                             High Grade

           D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

           D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

           D-1-              High certainty of timely payment. Liquidity factors
                             are  strong  and  supported  by  good   fundamental
                             protection factors. Risk factors are very small.

                             Good Grade

           D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                             Satisfactory Grade

           D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                             Non-Investment Grade

           D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                             Default

           D-5 Issuer failed to meet scheduled principal and/or interest payments.

                   Thomson BankWatch (TBW) Short-Term Ratings

The TBW Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. TBW Short-Term Ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW- I.

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW  4      The  lowest  rating  category;   this  rating  is  regarded
                     as non-investment grade and therefore speculative.


                             IBCA Short-Term Ratings

IBCA Short-Term Ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The Short-Term Ratings relate to debt that has a maturity of less than one year.

         A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         A2       Obligations supported by a good capacity for timely repayment.

         A3       Obligations   supported  by  a  satisfactory  capacity  for
                  timely repayment.

         B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

         C Obligations for which there is a high risk of default or which are currently in default.


                                 Moody's & S&P's
                         Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody s and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Part C. OTHER INFORMATION

Item 23. Exhibits

(a) Articles of Incorporation, dated October 28, 1988, filed as Exhibit 1 to Registration Statement No. 33-25824, are incorporated by reference. Articles of Amendment, dated October 10, 1990, filed as Exhibit 1 to Registrant's Post Effective Amendment No. 9 to Registration Statement No. 33-25824, are incorporated by reference.

(b) Copy of By-laws, dated January 12, 1989, filed as Exhibit 2 to Registration Statement No. 33-25824, are incorporated by reference.

(c)       Not Applicable.

(d)(1) Copy of Investment Management Services Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund, and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5(a) to Registrant's
          Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

          The agreement for IDS Global Bond and IDS Global Growth Fund was assumed by corresponding Portfolios when each Fund adopted the master/feeder structure. IDS Emerging Markets Fund and IDS Innovations Fund are part of a master/feeder structure. Therefore, the Investment Management Services Agreement is with the corresponding Portfolios.

(d)(2) Copy of Investment Management Services Agreement between IDS Global Series, Inc., on behalf of IDS Global Balanced Fund, and American
          Express  Financial   Corporation,   dated  November  13,  1996,  filed
          electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(e)(1) Copy of Distribution Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund, and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 6(a) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(e)(2) Copy of Distribution Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS Innovations Fund, and American Express Financial Advisors Inc., dated November 13, 1996, filed electronically as Exhibit 6(b) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15% of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Copy of Custodian Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund, and American Express Trust Company, dated March 20, 1995, filed electronically as
          Exhibit 8(a) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(g)(2) Copy of Custodian Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS Innovations Fund, and American Express Trust Company, dated November 13, 1996, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(g)(3) Copy of Custody Agreement between Morgan Stanley Trust Company and IDS Bank and Trust, dated May, 1993, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 33-25824, is incorporated by reference.

(g)(4) Copy of Addendum to the Custodian Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund, American Express Trust Company and American Express Financial Corporation, dated May 13, 1996, filed electronically as Exhibit 8(e) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(g)(5) Copy of Addendum to the Custodian Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund and IDS Innovations Fund, American Express Trust Company and American Express Financial Corporation, dated November 13, 1996, filed electronically as Exhibit 8(d) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(g)(6) Copy of Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS International Fund, Inc.'s Post-Effective Amendment No. 26 to Registration Statement No. 2-92309, is incorporated by reference. Registrant's Custodian Agreement Amendments differ from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(1) Copy of Administrative Services Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund, and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(f) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(2) Copy of Administrative Services Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS Innovations Fund, and American Express Financial Corporation, dated November 13, 1996, filed electronically as Exhibit 9(g) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(3) Copy of Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, and Strategist World Fund, Inc., on behalf of Strategist Emerging Markets Fund, dated November 13, 1996, filed electronically as Exhibit 9(h) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(4) Copy of Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Global Bond Fund, and Strategist World Fund, Inc., on behalf of Strategist World Income Fund, dated May 13, 1996, filed electronically as Exhibit 9(j) to Registrant's
          Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(5) Copy of Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Global Growth Fund, and Strategist World Fund, Inc., on behalf of Strategist World Growth Fund, dated May 13, 1996, filed electronically as Exhibit 9(k) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(6) Copy of Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Innovations Fund, and Strategist World Fund, Inc., on behalf of Strategist World Technologies Fund, dated November 13, 1996, filed electronically as Exhibit 9(i) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(7) Copy of License Agreement, dated January 12, 1989, filed as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(8) Copy of Shareholder Service Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund, and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(9) Copy of Shareholder Service Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS Innovations Fund, and American Express Financial Advisors Inc., dated November 13, 1996, filed electronically as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(10) Copy of Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement, on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund, IDS Global Bond Fund and IDS Global Growth Fund, differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(11) Copy of Transfer Agency Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund, IDS Global Bond Fund, IDS Global Growth Fund and IDS Innovations Fund, and American Express Client Service Corporation, dated January 1, 1998, is filed electronically herewith.

(i) Opinion and consent of counsel as to the legality of the securities being registered to be filed by amendment.

(j)       Independent Auditors' Consent to be filed by amendment.

(k)       None.

(l) Copy of agreement made in consideration for providing initial capital between IDS Global Series, Inc. and IDS Financial Corporation, filed as Exhibit 13 to Registration Statement No. 33-25824, is incorporated by reference.

(m)(1) Copy of Plan and Agreement of Distribution between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund, and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 15(a) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(m)(2) Copy of Plan and Agreement of Distribution between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS Innovations Fund, and American Express Financial Advisors Inc., dated November 13, 1996, filed electronically as Exhibit 15(b) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(n)       Financial Data Schedules to be filed by amendment.

(o) Copy of 18f-3 Plan, dated May 9, 1997, filed electronically on or about January 27, 1998 as Exhibit 18 to IDS Equity Select Fund, Inc.'s Post-Effective Amendment No. 86 to Registration Statement No. 2-13188, is incorporated by reference.

(p)(1)    Directors'  Power  of  Attorney,   dated  January  7,  1998,  to  sign
          Amendments to this Registration Statement, is filed electronically herewith.

(p)(2) Officers' Power of Attorney, dated November 1, 1995, to sign Amendments to this Registration Statement, filed electronically as
          Exhibit 19(b) to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 33-25824, is incorporated by reference.

(p)(3) Trustees' Power of Attorney, dated January 7, 1998, to sign Amendments to this Registration Statement, is filed electronically herewith.

(p)(4) Officers' Power of Attorney, dated April 11, 1996, to sign Amendments to this Registration Statement, filed electronically as Exhibit 19(d) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

Item 24.          Persons Controlled by or Under Common Control with the Fund

                  None.

Item 25.          Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.          Business and Other Connections of the Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:
----------------------------- ----------------------------- ---------------------------- ----------------------------

Name and Title                Other company(s)              Address                      Title within other
                                                                                         company(s)
----------------------------- ----------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,         American Express Client       IDS Tower 10                 Director and Vice President
Vice President                Service Corporation           Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              North Dakota Public                                        Director and Vice President
                              Employee Payment Company
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas A. Alger,             American Express Financial    IDS Tower 10                 Senior Vice President
Senior Vice President         Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Peter J. Anderson,            Advisory Capital Strategies   IDS Tower 10                 Director
Director and Senior Vice      Group Inc.                    Minneapolis, MN 55440
President

                              American Express Asset                                     Director and Chairman of
                              Management Group Inc.                                      the Board

                              American Express Asset                                     Director, Chairman of the
                              Management International,                                  Board and Executive Vice
                              Inc.                                                       President

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              IDS Capital Holdings Inc.                                  Director and President

                              IDS Futures Corporation                                    Director

                              NCM Capital Management        2 Mutual Plaza               Director
                              Group, Inc.                   501 Willard Street
                                                            Durham, NC  27701
----------------------------- ----------------------------- ---------------------------- ----------------------------

 Ward D. Armstrong,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Service                                   Vice President
                              Corporation

                              American Express Trust                                     Director and Chairman of
                              Company                                                    the Board
----------------------------- ----------------------------- ---------------------------- ----------------------------

John M. Baker,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Trust                                     Senior Vice President
                              Company
----------------------------- ----------------------------- ---------------------------- ----------------------------

Joseph M. Barsky III,         American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,          American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Executive Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

John C. Boeder,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company    Box 5144                     Director
                              of New York                   Albany, NY 12205
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Karl J. Breyer,               American Express Financial    IDS Tower 10                 Senior Vice President
Director, Senior Vice         Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Minnesota                                 Director
                              Foundation
----------------------------- ----------------------------- ---------------------------- ----------------------------

Daniel J. Candura,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,           American Enterprise           IDS Tower 10                 Director, President and
Vice President                Investment Services Inc.      Minneapolis, MN 55440        Chief Executive Officer

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Express Service                                   Vice President
                              Corporation
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mark W. Carter,               American Express Financial    IDS Tower 10                 Senior Vice President and
Senior Vice President and     Advisors Inc.                 Minneapolis, MN 55440        Chief Marketing Officer
Chief Marketing Officer

                              IDS Life Insurance Company                                 Executive Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

James E. Choat,               American Enterprise Life      IDS Tower 10                 Director, President and
Senior Vice President         Insurance Company             Minneapolis, MN 55440        Chief Executive Officer

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,              AMEX Assurance Company        IDS Tower 10                 Director and President
Vice President and General                                  Minneapolis, MN 55440
Manager

                              American Express Financial                                 Vice President and General
                              Advisors Inc.                                              Manager

                              IDS Property Casualty         1 WEG Blvd.                  Director and President
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Paul A. Connolly,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Colleen Curran,               American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel

                              American Express Service                                   Vice President and Chief
                              Corporation                                                Legal Counsel
----------------------------- ----------------------------- ---------------------------- ----------------------------

Regenia David,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Luz Maria Davis               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                American Express Financial    IDS Tower 10                 Senior Vice President,
Director, Senior Vice         Advisors Inc.                 Minneapolis, MN 55440        General Counsel and Chief
President, Deputy General                                                                Compliance Officer
Counsel and Chief
Compliance Officer

                              American Express Insurance                                 Director and Vice President
                              Agency of Arizona Inc.

                              American Express Insurance                                 Director and Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Director and Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Director and Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Director and Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Director and Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Director and Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Director and Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Wyoming Inc.

                              IDS Real Estate Services,                                  Vice President
                              Inc.

                              Investors Syndicate                                        Director
                              Development Corp.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Robert M. Elconin,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Gordon M. Fines,              American Express Asset        IDS Tower 10                 Executive Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,          American Centurion Life       IDS Tower 10                 Director
Vice President                Assurance Company             Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,               American Enterprise Life      IDS Tower 10                 Vice President and
Vice President and            Insurance Company             Minneapolis, MN 55440        Controller
Corporate Controller

                              American Express Financial                                 Vice President and
                              Advisors Inc.                                              Corporate Controller
----------------------------- ----------------------------- ---------------------------- ----------------------------

Harvey Golub,                 American Express Company      American Express Tower       Chairman and Chief
Director                                                    World Financial Center       Executive Officer
                                                            New York, NY  10285

                              American Express Travel                                    Chairman and Chief
                              Related Services Company,                                  Executive Officer
                              Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

David A. Hammer,              American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Marketing Controller
Marketing Controller

                              IDS Plan Services of                                       Director and Vice President
                              California, Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,             AMEX Assurance Company        IDS Tower 10                 Vice President
Vice President                                              Minneapolis, MN 55440

                              American Enterprise Life                                   Vice President
                              Insurance Company

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Partners Life                                     Director and Vice
                              Insurance Company                                          President

                              IDS Certificate Company                                    Vice President

                              IDS Life Insurance Company                                 Vice President

                              IDS Life Series Fund, Inc.                                 Vice President

                              IDS Life Variable Annuity                                  Vice President
                              Funds A and B

                              Investors Syndicate                                        Director and Vice
                              Development Corp.                                          President

                              IDS Life Insurance Company    P.O. Box 5144                Investment Officer
                              of New York                   Albany, NY 12205

                              IDS Property Casualty         1 WEG Blvd.                  Vice President
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,           American Centurion Life       IDS Tower 10                 Chief Actuary
Vice President                Assurance Company             Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Janis K. Heaney,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James G. Hirsh,               American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel
----------------------------- ----------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,            American Express Trust        IDS Tower 10                 Director and President
Vice President                Company                       Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,            AMEX Assurance Company        IDS Tower 10                 Vice President, Treasurer
Vice President and                                          Minneapolis, MN 55440        and Assistant Secretary
Corporate Treasurer

                              American Centurion Life                                    Vice President and
                              Assurance Company                                          Treasurer

                              American Enterprise                                        Vice President and
                              Investment Services Inc.                                   Treasurer

                              American Enterprise Life                                   Vice President and
                              Insurance Company                                          Treasurer

                              American Express Asset                                     Vice President and
                              Management Group Inc.                                      Treasurer

                              American Express Asset                                     Vice President and
                              Management International                                   Treasurer
                              Inc.

                              American Express Client                                    Vice President and
                              Service Corporation                                        Treasurer

                              American Express Corporation                               Vice President and
                                                                                         Treasurer

                              American Express Financial                                 Vice President and
                              Advisors Inc.                                              Treasurer

                              American Express Insurance                                 Vice President and
                              Agency of Arizona Inc.                                     Treasurer

                              American Express Insurance                                 Vice President and
                              Agency of Idaho Inc.                                       Treasurer

                              American Express Insurance                                 Vice President and
                              Agency of Nevada Inc.                                      Treasurer

                              American Express Minnesota                                 Vice President and
                              Foundation                                                 Treasurer

                              American Express Property                                  Vice President and
                              Casualty Insurance Agency                                  Treasurer
                              of Kentucky Inc.

                              American Express Property                                  Vice President and
                              Casualty Insurance Agency                                  Treasurer
                              of Maryland Inc.

                              American Express Property                                  Vice President and
                              Casualty Insurance Agency                                  Treasurer
                              of Pennsylvania Inc.

                              American Express Partners                                  Vice President and
                              Life Insurance Company                                     Treasurer

                              IDS Cable Corporation                                      Director, Vice President
                                                                                         and Treasurer

                              IDS Cable II Corporation                                   Director, Vice President
                                                                                         and Treasurer

                              IDS Capital Holdings Inc.                                  Vice President, Treasurer
                                                                                         and Assistant Secretary

                              IDS Certificate Company                                    Vice President and
                                                                                         Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Alabama Inc.                                               Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Arkansas Inc.                                              Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Massachusetts Inc.                                         Treasurer

                              IDS Insurance Agency of New                                Vice President and
                              Mexico Inc.                                                Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              North Carolina Inc.                                        Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Ohio Inc.                                                  Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Wyoming Inc.                                               Treasurer

                              IDS Life Insurance Company                                 Vice President, Treasurer
                                                                                         and Assistant Secretary

                              IDS Life Series Fund Inc.                                  Vice President and
                                                                                         Treasurer

                              IDS Life Variable Annuity                                  Vice President and
                              Funds A & B                                                Treasurer

                              IDS Management Corporation                                 Director, Vice President
                                                                                         and Treasurer

                              IDS Partnership Services                                   Vice President and
                              Corporation                                                Treasurer

                              IDS Plan Services of                                       Vice President and
                              California, Inc.                                           Treasurer

                              IDS Real Estate Services,                                  Vice President and
                              Inc.                                                       Treasurer

                              IDS Realty Corporation                                     Vice President and
                                                                                         Treasurer

                              IDS Sales Support Inc.                                     Vice President and
                                                                                         Treasurer

                              IDS Securities Corporation                                 Vice President and
                                                                                         Treasurer

                              Investors Syndicate                                        Vice President and
                              Development Corp.                                          Treasurer

                              IDS Property Casualty         1 WEG Blvd.                  Vice President, Treasurer
                              Insurance Company             DePere, WI 54115             and Assistant Secretary

                              North Dakota Public                                        Vice President and
                              Employee Payment Company                                   Treasurer
----------------------------- ----------------------------- ---------------------------- ----------------------------

David R. Hubers,              AMEX Assurance Company        IDS Tower 10                 Director
Director, President and                                     Minneapolis, MN 55440
Chief Executive Officer

                              American Express Financial                                 Chairman, President and
                              Advisors Inc.                                              Chief Executive Officer

                              American Express Service                                   Director and President
                              Corporation

                              IDS Certificate Company                                    Director

                              IDS Life Insurance Company                                 Director

                              IDS Plan Services of                                       Director and President
                              California, Inc.

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James M. Jensen,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Marietta L. Johns,            American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Nancy E. Jones,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Service                                   Vice President
                              Corporation
----------------------------- ----------------------------- ---------------------------- ----------------------------

James E. Kaarre,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Matthew N. Karstetter,        American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Linda B. Keene,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Susan D. Kinder,              American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              IDS Securities Corporation                                 Director
----------------------------- ----------------------------- ---------------------------- ----------------------------

Brian C. Kleinberg,           American Enterprise           IDS Tower 10                 Senior Vice President
Executive Vice President      Investment Services Inc.      Minneapolis, MN 55440

                              American Express Financial                                 Executive Vice President
                              Advisors Inc.

                              American Express Service                                   Director
                              Corporation

                              AMEX Assurance Company                                     Director and Chairman of
                                                                                         the Board

                              American Partners Life                                     Executive Vice President
                              Insurance Company

                              IDS Property Casualty         1 WEG Blvd.                  Director and Chairman of
                              Insurance Company             DePere, WI 54115             the Board
----------------------------- ----------------------------- ---------------------------- ----------------------------

Richard W. Kling,             AMEX Assurance Company        IDS Tower 10                 Director
Director and Senior Vice                                    Minneapolis, MN 55440
President

                              American Centurion Life                                    Director
                              Assurance Company

                              American Enterprise Life                                   Director and Chairman of
                              Insurance Company                                          the Board

                              American Express Corporation                               Director and President

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              American Express Insurance                                 Director and President
                              Agency of Arizona Inc.

                              American Express Insurance                                 Director and President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Director and President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Director and President
                              Agency of Oregon Inc.

                              American Express Property                                  Director and President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Director and President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Director and President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              American Express Service                                   Vice President
                              Corporation

                              American Partners Life                                     Director and Chairman of
                              Insurance Company                                          the Board

                              IDS Certificate Company                                    Director and Chairman of
                                                                                         the Board

                              IDS Insurance Agency of                                    Director and President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Director and President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Director and President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Director and President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Director and President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Director and President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Director and President
                              Wyoming Inc.

                              IDS Life Insurance Company                                 Director and President

                              IDS Life Series Fund, Inc.                                 Director and President

                              IDS Life Variable Annuity                                  Manager, Chairman of the
                              Funds A and B                                              Board and President

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115

                              IDS Life Insurance Company    P.O. Box 5144                Director, Chairman of the
                              of New York                   Albany, NY 12205             Board and President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Director and Executive
                                                                                         Vice President

                              IDS Life Series Fund, Inc.                                 Vice President and Chief
                                                                                         Actuary

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Claire Kolmodin,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,             American Express Financial    IDS Tower 10                 Director and Senior Vice
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440        President
President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Edward Labenski, Jr.,         American Express Asset        IDS Tower 10                 Senior Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Kurt A Larson,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lori J. Larson,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Futures Corporation                                    Director
----------------------------- ----------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,         American Express Financial    IDS Tower 10                 Vice President and Chief
Vice President and Chief      Advisors Inc.                 Minneapolis, MN 55440        U.S. Economist
U.S. Economist
----------------------------- ----------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,            American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Trust                                     Director
                              Company

                              IDS Plan Services of                                       Director
                              California, Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,           American Express Financial    IDS Tower 10                 Director and Executive
Director and Executive Vice   Advisors Inc.                 Minneapolis, MN 55440        Vice President
President

                              IDS Securities Corporation                                 Director, President and
                                                                                         Chief Executive Officer
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mary J. Malevich,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Fred A. Mandell,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Thomas W. Medcalf,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Paula R. Meyer,               American Enterprise Life      IDS Tower 10                 Vice President
Vice President                Insurance Company             Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Partners Life                                     Director and President
                              Insurance Company

                              IDS Certificate Company                                    Director and President

                              IDS Life Insurance Company                                 Director and Executive
                                                                                         Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

James A. Mitchell,            AMEX Assurance Company        IDS Tower 10                 Director
Director and Executive Vice                                 Minneapolis, MN 55440
President

                              American Enterprise                                        Director
                              Investment Services Inc.

                              American Express Financial                                 Executive Vice President
                              Advisors Inc.

                              American Express Service                                   Director and Senior Vice
                              Corporation                                                President

                              American Express Tax and                                   Director
                              Business Services Inc.

                              IDS Certificate Company                                    Director

                              IDS Life Insurance Company                                 Director, Chairman of the
                                                                                         Board and Chief Executive
                                                                                         Officer

                              IDS Plan Services of                                       Director
                              California, Inc.

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

William P. Miller,            Advisory Capital Strategies   IDS Tower 10                 Vice President
Vice President and Senior     Group Inc.                    Minneapolis, MN 55440
Portfolio Manager

                              American Express Asset                                     Senior Vice President
                              Management Group Inc.

                              American Express Financial                                 Vice President and Senior
                              Advisors Inc.                                              Portfolio Manager
----------------------------- ----------------------------- ---------------------------- ----------------------------

Pamela J. Moret,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Trust                                     Vice President
                              Company

                              IDS Life Insurance Company                                 Executive Vice President

                              IDS Life Insurance Company    P.O. Box 5144                Vice President
                              of New York                   Albany, NY  12205
----------------------------- ----------------------------- ---------------------------- ----------------------------

Barry J. Murphy,              American Express Client       IDS Tower 10                 Director and President
Director and Senior Vice      Service Corporation           Minneapolis, MN 55440
President

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              IDS Life Insurance Company                                 Director and Executive
                                                                                         Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mary Owens Neal,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James R. Palmer,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Carla P. Pavone,              American Express Client       IDS Tower 10                 Director and Vice President
Vice President                Service Corporation           Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              North Dakota Public                                        Director and President
                              Employee Payment Company
----------------------------- ----------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,            American Express Financial    IDS Tower 10                 Senior Vice President
Senior Vice President         Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Ronald W. Powell,             American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel

                              IDS Cable Corporation                                      Vice President and
                                                                                         Assistant Secretary

                              IDS Cable II Corporation                                   Vice President and
                                                                                         Assistant Secretary

                              IDS Management Corporation                                 Vice President and
                                                                                         Assistant Secretary

                              IDS Partnership Services                                   Vice President and
                              Corporation                                                Assistant Secretary

                              IDS Plan Services of                                       Vice President and
                              California, Inc.                                           Assistant Secretary

                              IDS Realty Corporation                                     Vice President and
                                                                                         Assistant Secretary
----------------------------- ----------------------------- ---------------------------- ----------------------------

 James M. Punch,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,       American Express Asset        IDS Tower 10                 Vice President
Senior Vice President         Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,            American Express Financial    IDS Tower 10                 Senior Vice President
Senior Vice President         Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,           Advisory Capital Strategies   IDS Tower 10                 Director
Senior Vice President         Group Inc.                    Minneapolis, MN 55440

                              American Express Asset                                     Director, President and
                              Management Group Inc.                                      Chief Executive Officer

                              American Express Asset                                     Director
                              Management International,
                              Inc.

                              American Express Asset                                     Director
                              Management Ltd.

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

John P. Ryan,                 American Express Financial    IDS Tower 10                 Vice President and General
Vice President and General    Advisors Inc.                 Minneapolis, MN 55440        Auditor
Auditor
----------------------------- ----------------------------- ---------------------------- ----------------------------

Erven A. Samsel,              American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,           American Centurion Life       IDS Tower 10                 Director, Chairman and
Senior Vice President and     Assurance Company             Minneapolis, MN 55440        President
Chief Financial Officer

                              American Enterprise Life                                   Executive Vice President
                              Insurance Company

                              American Express Financial                                 Senior Vice President and
                              Advisors Inc.                                              Chief Financial Officer

                              American Express Trust                                     Director
                              Company

                              American Partners Life                                     Director and Vice President
                              Insurance Agency

                              IDS Certificate Company                                    Director and President

                              IDS Life Insurance Company                                 Executive Vice President
                                                                                         and Controller
----------------------------- ----------------------------- ---------------------------- ----------------------------

Donald K. Shanks,             AMEX Assurance Company        IDS Tower 10                 Senior Vice President
Vice President                                              Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              IDS Property Casualty         1 WEG Blvd.                  Senior Vice President
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

F. Dale Simmons,              AMEX Assurance Company        IDS Tower 10                 Vice President
Vice President                                              Minneapolis, MN 55440

                              American Enterprise Life                                   Vice President
                              Insurance

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Partners Life                                     Vice President
                              Insurance Company

                              IDS Certificate Company                                    Vice President

                              IDS Life Insurance Company                                 Vice President

                              IDS Partnership Services                                   Director and Vice President
                              Corporation

                              IDS Real Estate Services                                   Director and Vice President
                              Inc.

                              IDS Realty Corporation                                     Director and Vice President

                              IDS Life Insurance Company    Box 5144                     Vice President and
                              of New York                   Albany, NY 12205             Assistant Treasurer
----------------------------- ----------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

William A. Smith,             American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Controller
Controller
----------------------------- ----------------------------- ---------------------------- ----------------------------

Bridget Sperl,                American Express Client       IDS Tower 10                 Vice President
Vice President                Service Corporation           Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,        American Enterprise Life      IDS Tower 10                 Director, Vice President,
Vice President and            Insurance Company             Minneapolis, MN 55440        General Counsel and
Assistant General Counsel                                                                Secretary

                              American Express Corporation                               Director, Vice President
                                                                                         and Secretary

                              American Express Financial                                 Vice President and
                              Advisors Inc.                                              Assistant General Counsel

                              American Partners Life                                     Director, Vice President,
                              Insurance Company                                          General Counsel and
                                                                                         Secretary

                              IDS Life Insurance Company                                 Vice President, General
                                                                                         Counsel and Secretary

                              IDS Life Series Fund Inc.                                  General Counsel and
                                                                                         Assistant Secretary

                              IDS Life Variable Annuity                                  General Counsel and
                              Funds A & B                                                Assistant Secretary
----------------------------- ----------------------------- ---------------------------- ----------------------------

James J. Strauss,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,          American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Barbara Stroup Stewart,       American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Wesley W. Wadman,             American Express Asset        IDS Tower 10                 Executive Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Asset                                     Director and Senior Vice
                              Management International,                                  President
                              Inc.

                              American Express Asset                                     Director and Vice Chairman
                              Management Ltd.

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              IDS Fund Management Limited                                Director and Vice Chairman
----------------------------- ----------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,            American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Insurance                                 Vice President
                              Agency of Arizona Inc.

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael L. Weiner,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Capital Holdings Inc.                                  Vice President

                              IDS Futures Brokerage Group                                Vice President

                              IDS Futures Corporation                                    Vice President, Treasurer
                                                                                         and Secretary

                              IDS Sales Support Inc.                                     Director, Vice President
                                                                                         and Assistant Treasurer
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey F. Welter,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,            American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael D. Wolf,              American Express Asset        IDS Tower 10                 Executive Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael R. Woodward,          American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.

                              IDS Life Insurance Company    Box 5144                     Director
                              of New York                   Albany, NY 12205
----------------------------- ----------------------------- ---------------------------- ----------------------------


Item 27. Principal Underwriters.

(a)      American Express Financial Advisors acts as principal underwriter for the following investment companies:

         IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity
         Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global
         Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International
         Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market
         Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS
         Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special
         Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond
         Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc., Growth Trust;
         Growth and Income Trust; Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate
         Company.

(b)      As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address           Position and Offices with         Position and Offices with
                                              Underwriter                       Registrant
--------------------------------------------- --------------------------------- --------------------------

Ronald G. Abrahamson                          Vice President-Service Quality    None
IDS Tower 10                                  and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                              Senior Vice President-Human       None
IDS Tower 10                                  Resources
Minneapolis, MN  55440

Peter J. Anderson                             Senior Vice                       Vice President
IDS Tower 10                                  President-Investment Operations
Minneapolis, MN  55440

Ward D. Armstrong                             Vice President-American           None
IDS Tower 10                                  Express, Institutional Services
Minneapolis, MN  55440

John M. Baker                                 Vice President-Plan Sponsor       None
IDS Tower 10                                  Services
Minneapolis, MN  55440

Joseph M. Barsky III                          Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

Timothy V. Bechtold                           Vice President-Risk Management    None
IDS Tower 10                                  Products
Minneapolis, MN  55440

John D. Begley                                Group Vice                        None
Suite 100                                     President-Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                               Group Vice President-Los          None
Suite 900, E. Westside Twr                    Angeles Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                                Vice President-Mature Market      None
IDS Tower 10                                  Group
Minneapolis, MN  55440

Walter K. Booker                              Group Vice President-New Jersey   None
Suite 200, 3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon                             Group Vice President-Gulf States  None
Galleria One Suite 1900
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch                             Group Vice President-Northwest    None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                            Vice President-Sales Support      None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                                Senior Vice President-Law and     None
IDS Tower 10                                  Corporate
Minneapolis, MN  55440                        Affairs

Daniel J. Candura                             Vice President-Marketing Support  None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                            Vice President-American Express   None
IDS Tower 10                                  Securities Services
Minneapolis, MN  55440

Mark W. Carter                                Senior Vice President and Chief   None
IDS Tower 10                                  Marketing Officer
Minneapolis, MN  55440

James E. Choat                                Senior Vice                       None
IDS Tower 10                                  President-Institutional
Minneapolis, MN  55440                        Products Group

Kenneth J. Ciak                               Vice President and General        None
IDS Property Casualty                         Manager-IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                              Vice President - Advisor          None
IDS Tower 10                                  Staffing, Training and Support
Minneapolis, MN 55440

Roger C. Corea                                Group Vice President-Upstate      None
290 Woodcliff Drive                           New York
Fairport, NY  14450

Henry J. Cormier                              Group Vice President-Connecticut  None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                              Group Vice President-Arkansas /   None
Suite 200                                     Springfield / Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                                Group Vice                        None
Suite 312                                     President-Carolinas/Eastern
7300 Carmel Executive Pk                      Georgia
Charlotte, NC  28226

Colleen Curran                                Vice President and assistant      None
IDS Tower 10                                  General Counsel
Minneapolis, MN  55440

Reginia David                                 Vice President-Systems Services   None
IDS Tower 10
Minneapolis, MN  55440

Luz Maria Davis                               Vice President-Communications     None
IDS Tower 10
Minneapolis, MN  55440

Scott M. DiGiammarino                         Group Vice                        None
Suite 500, 8045 Leesburg Pike                 President-Washington/Baltimore
Vienna, VA  22182

Bradford L. Drew                              Group Vice President-Eastern      None
Two Datran Center                             Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

James P. Egge                                 Group Vice President - Western    None
4305 South Louise, Suite 202                  Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                                 Senior Vice President, General    None
IDS Tower 10                                  Counsel and Chief Compliance
Minneapolis, MN  55440                        Officer

Robert M. Elconin                             Vice President-Government         None
IDS Tower 10                                  Relations
Minneapolis, MN  55440

Louise P. Evenson                             Group Vice President-San          None
Suite 200                                     Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Phillip W. Evans,                             Group Vice President - Rocky      None
Suite 600                                     Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                               Vice President-Mutual Fund        None
IDS Tower 10                                  Equity Investments
Minneapolis, MN  55440

Douglas L. Forsberg                           Vice President-Institutional      None
IDS Tower 10                                  Products Group
Minneapolis, MN  55440

Jeffrey P. Fox                                Vice President and Corporate      None
IDS Tower 10                                  Controller
Minneapolis, MN  55440

William P. Fritz                              Group Vice President-Gateway      None
Suite 160
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans                                  Group Vice President-Twin City    None
8500 Tower Suite 1770                         Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                               Vice President and Marketing      None
IDS Tower 10                                  Controller
Minneapolis, MN  55440

Teresa A. Hanratty                            Group Vice President-Northern     None
Suites 6&7                                    New England
169 South River Road
Bedford, NH  03110

Robert L. Harden                              Group Vice President-Boston       None
Two Constitution Plaza                        Metro
Boston, MA  02129

Lorraine R. Hart                              Vice President-Insurance          None
IDS Tower 10                                  Investments
Minneapolis, MN  55440

Scott A. Hawkinson                            Vice President-Assured Assets     None
IDS Tower 10                                  Product Development and
Minneapolis, MN  55440                        Management

Brian M. Heath                                Group Vice President-North Texas  None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                               Vice President - Incentive        None
IDS Tower 10                                  Management
Minneapolis, MN  55440

James G. Hirsh                                Vice President and Assistant      None
IDS Tower 10                                  General Counsel
Minneapolis, MN  55440

Jon E. Hjelm                                  Group Vice President-Rhode        None
319 Southbridge Street                        Island/Central-Western
Auburn, MA  01501                             Massachusetts

David J. Hockenberry                          Group Vice President-Eastern      None
30 Burton Hills Blvd.                         Tennessee
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                             Vice President and Treasurer      None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                               Chairman, President and Chief     Board member
IDS Tower 10                                  Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                             Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

James M. Jensen                               Vice President-Insurance          None
IDS Tower 10                                  Product Development and
Minneapolis, MN  55440                        Management

Marietta L. Johns                             Senior Vice President-Field       None
IDS Tower 10                                  Management
Minneapolis, MN  55440

Nancy E. Jones                                Vice President - Business         None
IDS Tower 10                                  Development
Minneapolis, MN  55440

James E. Kaarre                               Vice President-Marketing          None
IDS Tower 10                                  Promotions
Minneapolis, MN  55440

Matthew N. Karstetter                         Vice President-Investment         None
IDS Tower 10                                  Accounting
Minneapolis, MN  55440

Linda B. Keene                                Vice President-Market             None
IDS Tower 10                                  Development
Minneapolis, MN  55440

G. Michael Kennedy                            Vice President-Investment         None
IDS Tower 10                                  Services and Investment Research
Minneapolis, MN  55440

Susan D. Kinder                               Senior Vice                       None
IDS Tower 10                                  President-Distribution Services
Minneapolis, MN  55440

Brian Kleinberg                               Executive Vice                    None
IDS Tower 10                                  President-Financial Direct
Minneapolis, MN  55440

Richard W. Kling                              Senior Vice President-Products    None
IDS Tower 10
Minneapolis, MN  55440

Paul F. Kolkman                               Vice President-Actuarial Finance  None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                               Vice President-Service Quality    None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                              Group Vice President-Greater      None
Suite 108                                     Michigan
Trestle Bridge V
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                             Director and Senior Vice          None
IDS Tower 10                                  President-Field Management and
Minneapolis, MN  55440                        Business Systems

Mitre Kutanovski                              Group Vice President-Chicago      None
Suite 680                                     Metro
8585 Broadway
Merrillville, IN  48410

Edward Labenski Jr.                           Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

Kurt A. Larson                                Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

Lori J. Larson                                Vice President - Brokerage and    None
IDS Tower 10                                  Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                          Vice President and Chief U.S.     None
IDS Tower 10                                  Economist
Minneapolis, MN  55440

Peter A. Lefferts                             Senior Vice President-Corporate   None
IDS Tower 10                                  Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                            Director and Executive Vice       None
IDS Tower 10                                  President-Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                              Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

Fred A. Mandell                               Vice President-Field Marketing    None
IDS Tower 10                                  Readiness
Minneapolis, MN  55440

Daniel E. Martin                              Group Vice President-Pittsburgh   None
Suite 650                                     Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Thomas W. Medcalf                             Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

Paula R. Meyer                                Vice President - Assured Assets   None
IDS Tower 10
Minneapolis, MN  55440

William P. Miller                             Vice President and Senior         None
IDS Tower 10                                  Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell                             Executive Vice                    None
IDS Tower 10                                  President-Marketing and Products
Minneapolis, MN  55440

Pamela J. Moret                               Vice President-Variable Assets    None
IDS Tower 10
Minneapolis, MN  55440

Alan D. Morgenstern                           Group Vice President-Central      None
Suite 200                                     California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                               Senior Vice President-Client      None
IDS Tower 10                                  Service
Minneapolis, MN  55440

Mary Owens Neal                               Vice President-Mature Market      None
IDS Tower 10                                  Segment
Minneapolis, MN  55440

Thomas V. Nicolosi                            Group Vice President-New York     None
Suite 220                                     Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                            Vice President - Advisory         None
IDS Tower 10                                  Business Systems
Minneapolis, MN 55440

James R. Palmer                               Vice President-Taxes              None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                                Group Vice President -            None
10200 SW Greenburg Road                       Portland/Eugene
Suite 110
Portland OR 97223

Carla P. Pavone                               Vice President-Compensation and   None
IDS Tower 10                                  Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                             Senior Vice President - Group
IDS Tower 10                                  Relationship Leader/AXP
Minneapolis, MN  55440                        Technologies Financial Services

Susan B. Plimpton                             Vice President-Marketing          None
IDS Tower 10                                  Services
Minneapolis, MN  55440

Larry M. Post                                 Group Vice                        None
One Tower Bridge                              President-Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                              Vice President and Assistant      None
IDS Tower 10                                  General Counsel
Minneapolis, MN  55440

Diana R. Prost                                Group Vice President -            None
3030 N.W. Expressway                          Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                                Vice President-Special Projects   None
IDS Tower 10
Minneapolis, MN  55440

Frederick C. Quirsfeld                        Senior Vice President - Fixed     None
IDS Tower 10                                  Income
Minneapolis, MN  55440

R. Daniel Richardson                          Group Vice President-Southern     None
Suite 800                                     Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

ReBecca K. Roloff                             Senior Vice President-Field       None
IDS Tower 10                                  Management and Financial
Minneapolis, MN  55440                        Advisory Service

Stephen W. Roszell                            Senior Vice                       None
IDS Tower 10                                  President-Institutional
Minneapolis, MN  55440

Max G. Roth                                   Group Vice                        None
Suite 201 S IDS Ctr                           President-Wisconsin/Upper
1400 Lombardi Avenue                          Michigan
Green Bay, WI  54304

John P. Ryan                                  Vice President and General        None
IDS Tower 10                                  Auditor
Minneapolis, MN  55440

Erven A. Samsel                               Senior Vice President-Field       None
45 Braintree Hill Park                        Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano                           Group Vice                        None
Suite 201                                     President-Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                             Group Vice                        None
Suite 205                                     President-Arizona/Las Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                            Senior Vice President and Chief   None
IDS Tower 10                                  Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                              Vice President-Property Casualty  None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                               Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager, Insurance Investments
Minneapolis, MN  55440

Judy P. Skoglund                              Vice President -Quality and       None
IDS Tower 10                                  Service Support
Minneapolis, MN  55440

William A. Smith                              Vice President and                None
IDS Tower 10                                  Controller-Private Client Group
Minneapolis, MN  55440

James B. Solberg                              Group Vice President-Eastern      None
466 Westdale Mall                             Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                                 Vice President-Geographic         None
IDS Tower 10                                  Service Teams
Minneapolis, MN  55440

Paul J. Stanislaw                             Group Vice President-Southern     None
Suite 1100                                    California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                               Vice President - Cardmember       None
IDS Tower 10                                  Initiatives
Minneapolis, MN  55440

Lois A. Stilwell                              Group Vice President-Outstate     None
Suite 433                                     Minnesota Area/ North
9900 East Bren Road                           Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                         Vice President and Assistant      None
IDS Tower 10                                  General Counsel
Minneapolis, MN  55440

James J. Strauss                              Vice President and General        None
IDS Tower 10                                  Auditor
Minneapolis, MN  55440

Jeffrey J. Stremcha                           Vice President-Information        None
IDS Tower 10                                  Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                        Vice President - Channel          None
IDS Tower 10                                  Development
Minneapolis, MN  55440

Craig P. Taucher                              Group Vice                        None
Suite 150                                     President-Orlando/Jacksonville
4190 Belfort Road
Jacksonville,  FL  32216

Neil G. Taylor                                Group Vice                        None
Suite 425                                     President-Seattle/Tacoma
101 Elliott Avenue West
Seattle, WA  98119

Peter S. Velardi                              Group Vice                        None
Suite 180                                     President-Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                       Group Vice President - Detroit    None
8115 East Jefferson Avenue                    Metro
Detroit, MI  48214

Wesley W. Wadman                              Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

Donald F. Weaver                              Group Vice President - Greater    None
3500 Market Street, Suite 200                 Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                             Senior Vice President-Field       None
1010 Main St. Suite 2B                        Management
Huntington Beach, CA  92648

Michael L. Weiner                             Vice President-Tax Research and   None
IDS Tower 10                                  Audit
Minneapolis, MN  55440

Lawrence J. Welte                             Vice President-Investment         None
IDS Tower 10                                  Administration
Minneapolis, MN  55440

Jeffry M. Welter                              Vice President-Equity and Fixed   None
IDS Tower 10                                  Income Trading
Minneapolis, MN  55440

Thomas L. White                               Group Vice President-Cleveland    None
Suite 200                                     Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                              Group Vice President-Virginia     None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                           Group Vice President-Western      None
Two North Tamiami Trail                       Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                             Vice President and Assistant      None
IDS Tower 10                                  General Counsel
Minneapolis, MN  55440

Michael D. Wolf                               Vice President- Senior            None
IDS Tower 10                                  Portfolio Manager
Minneapolis, MN  55440

Michael R. Woodward                           Senior Vice President-Field       None
32 Ellicott St                                Management
Suite 100
Batavia, NY  14020


Item 27(c).       Not Applicable.

Item 28.          Location of Accounts and Records

                  American Express Financial Corporation
                  IDS Tower 10
                  Minneapolis, MN  55440

Item 29.          Management Services

                  Not Applicable.

Item 30.          Undertakings

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, IDS Global Series, Inc., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 12th day of August, 1998.


IDS GLOBAL SERIES, INC.


By   /s/ William R. Pearce**
         William R. Pearce, Chief Executive Officer



By_______________________________________
         Matthew N. Karstetter, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of August, 1998.

Signature                                            Capacity

/s/  William R. Pearce*                              Chairman of the Board
     William R. Pearce

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

/s/  William H. Dudley*                              Director
     William H. Dudley

/s/  David R. Hubers*                                Director
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

Signature                                            Capacity

/s/  Alan K. Simpson*                                Director
     Alan K. Simpson

/s/  Edson W. Spencer*                               Director
     Edson W. Spencer

/s/  John R. Thomas*                                 Director
     John R. Thomas

/s/  Wheelock Whitney*                               Director
     Wheelock Whitney

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele


*Signed pursuant to Directors'  Power of Attorney,  dated January 7, 1998, filed
electronically  herewith  as  Exhibit  (p)(1)  to  Registrant's   Post-Effective
Amendment No. 29, by:



________________________
Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney, dated November 1, 1995, filed electronically as Exhibit 19(b) to Registrant's Post-Effective Amendment No. 24, by:



________________________
Leslie L. Ogg

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, WORLD TRUST consents to the filing of this Amendment to the Registration Statement signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 12th day of August, 1998.


WORLD TRUST


By   /s/ William R. Pearce**
         William R. Pearce, Chief Executive Officer


By_______________________________________
         Matthew N. Karstetter, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of August, 1998.

Signature                                            Capacity

/s/  William R. Pearce*                              Chairman of the Board
     William R. Pearce

/s/  H. Brewster Atwater, Jr.*                       Trustee
     H. Brewster Atwater, Jr.

/s/  Lynne V. Cheney*                                Trustee
     Lynne V. Cheney

/s/  William H. Dudley*                              Trustee
     William H. Dudley

/s/  David R. Hubers*                                Trustee
     David R. Hubers

/s/  Heinz F. Hutter*                                Trustee
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Trustee
     Anne P. Jones

Signature                                            Capacity

/s/  Alan K. Simpson*                                Trustee
     Alan K. Simpson

/s/  Edson W. Spencer*                               Trustee
     Edson W. Spencer

/s/  John R. Thomas*                                 Trustee
     John R. Thomas

/s/  Wheelock Whitney*                               Trustee
     Wheelock Whitney

/s/  C. Angus Wurtele*                               Trustee
     C. Angus Wurtele


*Signed pursuant to Trustees' Power of Attorney, dated January 7, 1998, filed electronically herewith as Exhibit (p)(3), to Registrant's Post-Effective Amendment No. 29, by:



________________________
Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney, dated April 11, 1996, filed electronically as Exhibit 19(d) to Registrant's Post-Effective Amendment No. 27, by:



________________________
Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 29 TO REGISTRATION STATEMENT NO. 33-25824

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

The cross reference sheet.

Part A.

         IDS Global Growth Fund prospectus

Part B.

         IDS Global Growth Fund Statement of Additional Information

Part C.

         Other information.

The signatures.